Income Taxes	12 Months Ended
Dec. 31, 2024
Disclosure Of Income Tax Expense Continuing Operations [Abstract]
Income Taxes

10. INCOME TAXES
A) Income Tax Expense (Recovery)

For the years ended December 31,	2024	2023
Current Tax
Canada	1,141	1,041
United States	9	(109)
Asia Pacific	214	224
Other International	39	25
Total Current Tax Expense (Recovery)	1,403	1,181
Deferred Tax Expense (Recovery)	(474)	(250)
	929	931
The following table reconciles income taxes calculated at the consolidated combined federal and provincial Canadian statutory rate with the recorded income taxes:

For the years ended December 31,	2024	2023
Earnings (Loss) Before Income Tax	4,071	5,040
Canadian Statutory Rate (percent)	23.7	23.7
Expected Income Tax Expense (Recovery)	965	1,194
Effect on Taxes Resulting From:
Statutory and Other Rate Differences	(34)	(38)
Non-Taxable Capital (Gains) Losses	45	(15)
Non-Recognition of Capital (Gains) Losses	45	(30)
Adjustments Arising From Prior Year Tax Filings	(31)	(16)
Recognition of U.S. Tax Basis	(77)	(115)
Other	16	(49)
Total Tax Expense (Recovery)	929	931
Effective Tax Rate (percent)	22.8	18.5
In June 2024, the Global Minimum Tax Act was enacted in Canada to implement the new global minimum tax framework (“Pillar Two”), which is to be applied retroactively to fiscal periods beginning on or after December 31, 2023. The Company is subject to Pillar Two and has applied the mandatory temporary exemption of IAS 12, “Income Taxes” and in turn, has not recognized the impacts of Pillar Two in the deferred income tax calculation.
For the year ended December 31, 2024, Pillar Two taxes did not have a material impact on net earnings. The Company is not expecting a material impact from jurisdictions where we operate that have not enacted Pillar Two legislation.
B) Deferred Income Tax Assets and Liabilities
The breakdown of deferred income tax assets and deferred income tax liabilities, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

As at December 31, 2024	2024	2023
Deferred Income Tax Assets
Deferred Income Tax Assets to be Settled Within Twelve Months	(29)	(315)
Deferred Income Tax Assets to be Settled After More Than Twelve Months	(1,269)	(1,174)
	(1,298)	(1,489)
Deferred Income Tax Liabilities
Deferred Income Tax Liabilities to be Settled Within Twelve Months	68	138
Deferred Income Tax Liabilities to be Settled After More Than Twelve Months	4,211	4,843
	4,279	4,981
Net Deferred Income Tax Liability	2,981	3,492
The deferred income tax assets and liabilities to be settled within twelve months represents Management’s estimate of the timing of the reversal of temporary differences and may not correlate to the current income tax expense of the subsequent year.
The movement in deferred income tax assets and liabilities, without taking into consideration the offsetting of balances within the same tax jurisdiction, was:

Deferred Income Tax Assets	Unused Tax Losses	Other	Total
As at December 31, 2022	(156)	(622)	(778)
Charged (Credited) to Earnings	(777)	54	(723)
Charged (Credited) to Other Comprehensive Income	19	(7)	12
As at December 31, 2023	(914)	(575)	(1,489)
Charged (Credited) to Earnings	242	(9)	233
Charged (Credited) to Other Comprehensive Income	(66)	24	(42)
As at December 31, 2024	(738)	(560)	(1,298)

Deferred Income Tax Liabilities	PP&E	Other	Total
As at December 31, 2022	4,460	55	4,515
Charged (Credited) to Earnings	495	(22)	473
Charged (Credited) to Other Comprehensive Income	(7)	—	(7)
As at December 31, 2023	4,948	33	4,981
Charged (Credited) to Earnings	(716)	9	(707)
Charged (Credited) to Other Comprehensive Income	5	—	5
As at December 31, 2024	4,237	42	4,279

Net Deferred Income Tax Liabilities	Total
As at December 31, 2022	3,737
Charged (Credited) to Earnings	(250)
Charged (Credited) to Other Comprehensive Income	5
As at December 31, 2023	3,492
Charged (Credited) to Earnings	(474)
Charged (Credited) to Other Comprehensive Income	(37)
As at December 31, 2024	2,981
The deferred income tax asset of $1.1 billion as at December 31, 2024 (December 31, 2023 – $696 million) represents net deductible temporary differences in the U.S. jurisdiction, which have been fully recognized, as the probability of realization is expected due to forecasted taxable income. No deferred tax liability was recognized as at December 31, 2024, or December 31, 2023, on temporary differences associated with investments in subsidiaries and joint arrangements where the Company can control the timing of the reversal of the temporary difference and the reversal is not probable in the foreseeable future.
C) Tax Pools
The approximate amounts of tax pools available, including tax losses, are:

As at December 31,	2024	2023
Canada	10,086	8,547
United States	9,905	8,058
Asia Pacific	351	347
	20,342	16,952
As at December 31, 2024, the above tax pools included $197 million (December 31, 2023 – $126 million) of Canadian federal non-capital losses and $3.0 billion (December 31, 2023 – $3.7 billion) of U.S. net operating losses. These losses expire no earlier than 2043.
As at December 31, 2024, the Company had Canadian net capital losses totaling $85 million (December 31, 2023 – $59 million), which are available for carry forward to reduce future capital gains. The Company has not recognized $362 million (December 31, 2023 – $141 million) of deductible temporary differences associated with unrealized foreign exchange losses on its U.S. denominated debt.